Parent Company Only Condensed Financial Statements - Statements of Financial Cash Flow (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 06, 2017	Jul. 31, 2017	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net income (loss)			$ 9,755	$ 1,565	$ 22,461	$ 2,814	$ 66,729	$ (14,974)
Adjustments to reconcile net income (loss) to net cash from operating
Share-based compensation expense					951	553	899	1,045
Exercise of share-based awards							40
Accretion of junior subordinated debentures discount					556	660	876	944
Net cash used in operating activities							(26,221)	(43,473)
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash paid in acquisition of business							(11,273)
Net cash used in investing activities							(271,326)	(188,933)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from revolving line of credit							30,000
Repayments of revolving line of credit		$ (16,200)			(20,650)		(9,350)
Proceeds from issuance of common stock, net	$ 82,700				76,829	50,018	49,592
Proceeds from issuance of preferred stock					1,050		9,388
Net cash provided by financing activities							299,196	120,637
NET INCREASE IN CASH AND CASH EQUIVALENTS					15,703	6,076	1,649	(111,769)
CASH AND CASH EQUIVALENTS, beginning of period					46,533	44,884	44,884	156,653
CASH AND CASH EQUIVALENTS, end of period			$ 62,236	$ 50,960	62,236	50,960	46,533	44,884
Company
Cash flows from operating activities
Net income (loss)							66,729	(14,974)
Adjustments to reconcile net income (loss) to net cash from operating
Equity in undistributed (income) loss of subsidiary							(69,717)	12,359
Share-based compensation expense							899	1,045
Exercise of share-based awards							40
Accretion of junior subordinated debentures discount							876	944
Changes in other assets and other liabilities							16	(5,546)
Net cash used in operating activities							(1,157)	(6,172)
CASH FLOWS FROM INVESTING ACTIVITIES
Investments in and advances to subsidiary							(32,019)
Net cash paid in acquisition of business							(36,586)
Net cash used in investing activities							(68,605)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from revolving line of credit							30,000
Repayments of revolving line of credit							(9,350)
Proceeds from issuance of common stock, net							49,592
Proceeds from issuance of preferred stock							9,388
Net cash provided by financing activities							79,630
NET INCREASE IN CASH AND CASH EQUIVALENTS							9,868	(6,172)
CASH AND CASH EQUIVALENTS, beginning of period					$ 9,965	$ 97	97	6,269
CASH AND CASH EQUIVALENTS, end of period							$ 9,965	$ 97